LEASES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Leases [Abstract]
Future minimum payments under the facility operating lease, net of the lease incentive	Future minimum payments under the facility operating lease, as of September 30, 2021, are listed in the table below.	Future minimum payments under the facility operating lease, net of the lease incentive, as of March 31, 2021, are listed in the table below.
LEASES
Operating
Annual Fiscal Years	lease
2022	76,716
2023	158,028
2024	40,692
Less:
Imputed interest	(26,613)
Present value of lease liabilities	$248,823

LEASES
Operating
Annual Fiscal Years	lease
2022	$153,432
2023	158,028
2024	40,692
Less:
Imputed interest	(42,297)
Present value of lease liabilities	$309,855